Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	$ 74,679	$ 76,306
Cash consideration of investment	11,221	5,033
Disposal	(984)	0
Share of net (loss)	(9,157)	(6,505)
Impairment	(57,760)	0
Foreign exchange loss through OCI	0	(155)
Ending Balance	17,999	74,679
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	72,873	74,966
Cash consideration of investment	8,500	4,250
Disposal	0	0
Share of net (loss)	(7,613)	(6,343)
Impairment	(57,760)	0
Foreign exchange loss through OCI	0	0
Ending Balance	16,000	72,873
Other
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	1,806	1,340
Cash consideration of investment	2,721	783
Disposal	(984)	0
Share of net (loss)	(1,544)	(162)
Impairment	0	0
Foreign exchange loss through OCI	0	(155)
Ending Balance	$ 1,999	$ 1,806